Investment in an Equity Investee - Summarized statements of operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summarized Statements of Operations
Revenue	$ 630,201,000	$ 837,999,000	$ 426,409,000
Interest income	40,080,000	36,145,000	9,599,000
Profit before taxation	(1,107,000)	58,308,000	(410,422,000)
Income tax (expense)/benefit	(7,192,000)	(4,509,000)	283,000
Net (loss)/income	38,170,000	101,094,000	(360,386,000)
SHPL
Summarized Statements of Operations
Revenue	393,525,000	385,483,000	370,600,000
Gross profit	286,524,000	284,361,000	281,113,000
Interest income	768,000	754,000	980,000
Profit before taxation	109,586,000	112,488,000	116,454,000
Income tax (expense)/benefit	(15,880,000)	(17,636,000)	(16,738,000)
Net (loss)/income	$ 93,706,000	$ 94,852,000	$ 99,716,000
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%
Unrealized profits eliminated	$ 384,000	$ 131,000	$ 110,000